UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  November 30, 2008

Date of reporting period:  May 31, 2008

Item 1. Report to Stockholders.

PIA Funds

– PIA BBB BOND FUND
Managed Account Completion Shares (MACS)

– PIA MBS BOND FUND
Managed Account Completion Shares (MACS)

Semi-Annual Report

May 31, 2008

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the period ended May 31, 2008 for the following series of the PIA Mutual Funds for which Pacific Income Advisers is the adviser: the BBB Bond Fund and the MBS Bond Fund.

The economy slowed to a below average pace with a reported first quarter Gross Domestic Product (GDP) of 1.0% compared to 2.5% for the year of 2007. Year over year change in the Consumer Price Index (CPI) for recent months was around 3.9%. The Federal Reserve continued easing monetary policy by dropping the Fed Funds rate from 4.5% at the end of November to 2.0% at the end of May. Yields on 6 month treasury bills declined 137 basis points (bp) while yields on 5 year treasuries declined by 11 bp. At the long end of the curve, yields on 30 year treasury bonds rose 29 bp. Yields on corporate and mortgage bonds moved to the highest interest rate spread over U.S. Treasuries in the last five years.

We believe that the PIA BBB Bond Fund and MBS Bond Fund provide our clients with a very cost effective means of investing in a broadly diversified portfolio of BBB rated bonds or agency mortgage backed bonds because, as described in our prospectus, PIA pays all expenses incurred by each Fund so our clients incur no additional expense relative to their investment in the Fund.

PIA BBB Bond Fund
The return of the BBB Bond Fund for the six month period ending May 31 was -0.36% compared to the Lehman Brothers Baa Credit Index, return of -0.29% and Lehman Brothers Baa Corporate index return of -0.45%. The Fund’s return approximates these indices due to its strategy of having a broad diversification of issuers, industry sectors and range of maturities. The bonds held in the Fund represent over one hundred different issuers. Interest rate spreads on Baa bonds over comparable maturity U.S. Treasuries widened from 234 basis points in November to 273 basis points in May.

PIA MBS Bond Fund
The return of the Fund for the six month period ending May 31 was 1.98% compared to the Lehman MBS Fixed Rate Mortgage Index return of 2.12%. The increased market volatility during the period led to a modestly lower rate of return.

Please take a moment to review your fund(s)’ statement of assets and liabilities and the results of operations for the six month period ended May 31. We look forward to reporting to you again with the annual report dated November 2008.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers

Please refer to the following page for important disclosure information.

PIA Funds

Past performance is not a guarantee of future results.
Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual Fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment performance reflects fee waivers in effect. In the absence of such fee waivers, total return would be reduced.

The Lehman Brothers Baa Credit Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors. Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers. The Lehman Brothers Baa Corporate Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, and Finance sectors. Non-corporate sectors are not included in this index. The Lehman Brothers MBS Fixed Rate Index (The MBS Index) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon. The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index. About 600 of these generic aggregates meet the criteria.You cannot invest directly in an index. Basis point equals 1/100th of 1%.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Quasar Distributors, LLC, Distributor 7/08

PIA Funds
Expense Example – May 31, 2008
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/07 – 5/31/08).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.00% per the advisory agreements for the PIA BBB Bond Fund and the PIA MBS Bond Fund.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/07	Value 5/31/08	Period 12/1/07 – 5/31/08*
PIA BBB Bond Fund
Actual	$1,000.00	$ 996.40	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.00
PIA MBS Bond Fund
Actual	$1,000.00	$1,019.80	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.00

*
Expenses are equal to the Funds’ annualized expense ratios of 0.00%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – May 31, 2008
(Unaudited)
Investments by Sector
As a Percentage of Net Assets

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – May 31, 2008
(Unaudited)
Investments by Issuer
As a Percentage of Net Assets

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2008
(Unaudited)

Principal Amount		Value
CORPORATE BONDS & NOTES 96.7%
Aerospace/Defense 0.5%
	Northrup Grumman Corp.
$870,000	7.75%, due 2/15/31	$1,022,963
Agricultural Chemicals 0.5%
	Potash Corporation
	of Saskatchewan
1,000,000	5.875%, due 12/1/36	928,882
Appliances 1.0%
	Whirlpool Corp.
1,900,000	5.50%, due 3/1/13	1,866,837
Banks 1.9%
	Capital One Financial Corp.
500,000	6.15%, due 9/1/16	446,080
	Sovereign Bank
2,000,000	5.125%, due 3/15/13	1,754,888
	Zions Bancorp
1,750,000	5.50%, due 11/16/15	1,492,925
		3,693,893
Brokers 2.6%
	Bear Stearns Co., Inc.
5,050,000	5.70%, due 11/15/14	4,932,456
Building Materials 1.2%
	Hanson PLC
900,000	6.125%, due 8/15/16	895,498
	Masco Corp.
1,500,000	5.85%, due 3/15/17	1,354,902
		2,250,400
Computer Services 0.3%
	Electronic Data Systems Corp.
500,000	6.50%, due 8/1/13	516,585
Construction 0.9%
	CRH America, Inc.
1,800,000	6.00%, due 9/30/16	1,679,629
Consumer Products 1.3%
	Clorox Co.
1,900,000	5.95%, due 10/15/17	1,889,750
	Fortune Brands, Inc.
575,000	5.375%, due 1/15/16	542,985
		2,432,735
Diversified Financial Services 0.7%
	Countrywide Financial Corp.
750,000	5.80%, due 6/7/12	694,449
	Countrywide Home Loan
750,000	4.125%, due 9/15/09	690,693
		1,385,142
Diversified Manufacturing 0.4%
	Tyco International Group SA
300,000	6.00%, due 11/15/13	299,157
600,000	6.875%, due 1/15/29 (a)	565,378
		864,535
Electric Utilities 13.2%
	Arizona Public Service Co.
1,705,000	5.80%, due 6/30/14	1,623,497
	CenterPoint Energy
1,075,000	7.75%, due 2/15/11	1,138,932
	Constellation Energy Group
1,800,000	7.60%, due 4/1/32	1,825,180
	Consumers Energy
1,750,000	5.50%, due 8/15/16	1,724,699
	Dominion Resources, Inc.
2,475,000	5.15%, due 7/15/15	2,400,072
	DTE Energy Co.
1,850,000	7.05%, due 6/1/11	1,929,239
	Exelon Corp.
1,600,000	6.75%, due 5/1/11	1,650,462
650,000	5.625%, due 6/15/35	558,084
	FirstEnergy Corp.
1,075,000	6.45%, due 11/15/11	1,109,078
525,000	7.375%, due 11/15/31	566,451

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2008 (continued)
(Unaudited)

Principal Amount		Value
Electric Utilities 13.2% (continued)
	Indiana Michigan Power
$1,800,000	6.05%, due 3/15/37	$1,574,840
	MidAmerican Energy
	Holdings Co.
1,750,000	6.125%, due 4/1/36	1,689,403
	NiSource Finance Corp.
950,000	5.40%, due 7/15/14	883,233
	Oncor Electric Delivery
250,000	7.00%, due 5/1/32	236,918
	PPL Energy Supply, LLC
1,150,000	6.40%, due 11/1/11	1,177,112
	Progress Energy, Inc.
1,916,000	7.10%, due 3/1/11	2,021,307
	PSEG Power, LLC
1,600,000	7.75%, due 4/15/11	1,708,082
	Puget Sound Energy, Inc.
1,375,000	6.274%, due 3/15/37	1,272,285
	Virginia Electric & Power Co.
360,000	6.00%, due 1/15/36	342,671
		25,431,545
Electronic Parts 0.9%
	Avnet, Inc.
1,800,000	5.875%, due 3/15/14	1,778,614
Finance 1.1%
	SLM Corp.
1,750,000	4.50%, due 7/26/10	1,612,478
700,000	5.375%, due 5/15/14	594,753
		2,207,231
Food 5.7%
	ConAgra Foods, Inc.
500,000	7.875%, due 9/15/10	534,657
	General Mills, Inc.
1,000,000	6.00%, due 2/15/12	1,031,451
	H.J. Heinz Co.
750,000	6.00%, due 3/15/12	772,655
	Kellogg Co.
1,900,000	6.60%, due 4/1/11	1,999,478
	Kraft Foods, Inc.
1,100,000	6.25%, due 6/1/12	1,128,213
1,200,000	6.50%, due 8/11/17	1,208,508
1,100,000	6.875%, due 2/1/38	1,072,605
	Kroger Co.
1,150,000	6.20%, due 6/15/12	1,188,147
350,000	6.15%, due 1/15/20	353,589
	Safeway, Inc.
950,000	6.50%, due 3/1/11	985,629
700,000	6.35%, due 8/15/17	723,291
		10,998,223
Forest Products & Paper 1.7%
	International Paper Co.
1,800,000	7.95%, due 6/15/18	1,809,322
	Weyerhaeuser Co.
1,000,000	6.75%, due 3/15/12	1,034,166
425,000	7.375%, due 3/15/32	420,799
		3,264,287
Health Care 1.8%
	Hospira, Inc.
1,675,000	5.55%, due 3/30/12	1,668,514
	McKesson Corp.
1,800,000	5.25%, due 3/1/13	1,797,980
		3,466,494
Hotels 0.9%
	Marriott International, Inc.
1,900,000	5.625%, due 2/15/13	1,827,110
Insurance 0.4%
	Marsh & McLennan Cos., Inc.
800,000	5.75%, due 9/15/15	786,458

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2008 (continued)
(Unaudited)

Principal Amount		Value
Media 11.5%
	CBS Corp.
$1,175,000	7.70%, due 7/30/10	$1,230,690
300,000	7.875%, due 7/30/30	311,191
	Comcast Cable
	Communications, Inc.
2,900,000	8.375%, due 3/15/13	3,201,388
	Comcast Corp.
2,100,000	6.50%, due 1/15/17	2,163,678
2,300,000	7.05%, due 3/15/33	2,398,636
	Cox Communications, Inc.
1,625,000	7.125%, due 10/1/12	1,704,560
	News America, Inc.
2,400,000	6.20%, due 12/15/34	2,244,970
	Time Warner Ent.
1,500,000	8.875%, due 10/1/12	1,652,474
875,000	8.375%, due 7/15/33	958,573
	Time Warner, Inc.
1,855,000	9.125%, due 1/15/13	2,057,258
2,375,000	7.70%, due 5/1/32	2,491,976
	Viacom, Inc.
900,000	6.25%, due 4/30/16	893,196
800,000	6.875%, due 4/30/36	778,950
		22,087,540
Medical 0.4%
	Cardinal Health, Inc.
700,000	6.75%, due 2/15/11	725,577
Metals 1.4%
	Alcoa Inc.
1,000,000	5.55%, due 2/1/17	955,250
750,000	5.95%, due 2/1/37	667,816
	United States Steel Corp
1,000,000	7.00%, due 2/1/18	1,001,499
		2,624,565
Mining 2.0%
	Freeport-McMoran C&G
1,900,000	8.375%, due 4/1/17	2,045,711
	Vale Overseas Limited
1,475,000	6.25%, due 1/23/17	1,493,281
350,000	6.875%, due 11/21/36	348,628
		3,887,620
Office Equipment 0.9%
	Xerox Corp.
1,750,000	6.40%, due 3/15/16	1,782,800
Oil & Gas 9.1%
	Anadarko Petroleum Corp.
1,375,000	5.95%, due 9/15/16	1,387,818
850,000	6.45%, due 9/15/36	849,344
	Canadian Natural Resources
700,000	6.00%, due 8/15/16	703,432
850,000	6.50%, due 2/15/37	843,122
	Devon Energy Corp.
625,000	7.95%, due 4/15/32	746,539
	Devon Financing Corp., U.L.C.
599,000	6.875%, due 9/30/11	634,451
	Encana Corp.
700,000	6.50%, due 8/15/34	694,517
	Encana Holdings Financial Corp.
500,000	5.80%, due 5/1/14	511,445
	Energy Transfer Partners
1,000,000	5.95%, due 2/1/15	977,039
	Enterprise Products
550,000	5.60%, due 10/15/14	534,669
400,000	6.65%, due 10/15/34	373,020
	Hess Corp.
500,000	6.65%, due 8/15/11	525,164
450,000	7.875%, due 10/1/29	521,082
	Kinder Morgan Energy Partners
850,000	5.125%, due 11/15/14	814,542
1,200,000	5.80%, due 3/15/35	1,036,394
	Marathon Oil Corp.
400,000	6.60%, due 10/1/37	397,130
	Nexen, Inc.
500,000	6.40%, due 5/15/37	482,641

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2008 (continued)
(Unaudited)

Principal Amount		Value
Oil & Gas 9.1% (continued)
	Pemex Master Trust
$900,000	6.625%, due 6/15/35	$913,316
	Petro-Canada
600,000	5.95%, due 5/15/35	537,887
	Talisman Energy
550,000	6.25%, due 2/1/38	514,088
	Valero Energy Corp.
500,000	6.875%, due 4/15/12	520,577
500,000	6.625%, due 6/15/37	463,751
	Weatherford International Ltd.
750,000	6.50%, due 8/1/36	714,206
	XTO Energy, Inc.
1,100,000	5.00%, due 1/31/15	1,063,302
750,000	6.375%, due 6/15/38	720,995
		17,480,471
Pharmaceuticals 0.6%
	Schering-Plough Corp.
1,150,000	6.55%, due 9/15/37	1,124,667
Pipelines 3.1%
	ONEOK, Inc.
1,600,000	5.20%, due 6/15/15	1,512,333
	ONEOK Partners, LP
350,000	5.90%, due 4/1/12	352,605
	Tennessee Gas Pipeline
800,000	7.50%, due 4/1/17	854,387
500,000	7.00%, due 10/15/28	486,816
	Texas Eastern
	Transmission Corp.
950,000	7.00%, due 7/15/32	966,041
	Williams Companies, Inc.
500,000	7.125%, due 9/1/11	526,875
1,100,000	8.75%, due 3/15/32	1,287,000
		5,986,057
Printing 0.4%
	R.R. Donnelley & Sons Co.
750,000	6.125%, due 1/15/17	725,617
Real Estate Investment Trusts 3.6%
	Avalonbay Communities
350,000	5.50%, due 1/15/12	345,242
	Boston Properties, LP
300,000	6.25%, due 1/15/13	306,230
	Camden Property Trust
1,550,000	5.70%, due 5/15/17	1,354,529
	ERP Operating LP
1,000,000	5.25%, due 9/15/14	937,753
	Health Care Properties
500,000	6.00%, due 1/30/17	445,446
	Healthcare Realty Trust
700,000	5.125%, due 4/1/14	617,457
	iStar Financial, Inc.
1,450,000	5.85%, due 3/15/17	1,229,069
	ProLogis
1,800,000	5.75%, due 4/1/16	1,693,771
		6,929,497
Restaurants 0.3%
	YUM! Brands, Inc.
550,000	8.875%, due 4/15/11	600,790
Retail 4.3%
	CVS/Caremark Corp.
1,800,000	5.75%, due 6/1/17	1,784,444
	Home Depot, Inc.
2,400,000	5.25%, due 12/16/13	2,306,364
700,000	5.875%, due 12/16/36	580,637
	J.C. Penney Co., Inc.
1,025,000	8.00%, due 3/1/10	1,054,340
525,000	6.375%, due 10/15/36	443,879
	Macys Retail Holdings, Inc.
1,500,000	5.35%, due 3/15/12	1,415,129
1,000,000	6.375%, due 3/15/37	774,780
		8,359,573

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2008 (continued)
(Unaudited)

Principal Amount		Value
Sovereign 7.5%
	Federal Republic of Brazil
$3,000,000	6.00%, 1/17/17	$3,168,000
3,500,000	7.125%, 1/20/37	4,103,750
	United Mexican States
1,150,000	8.375%, due 1/14/11	1,272,475
3,100,000	5.875%, due 1/15/14	3,251,900
2,383,000	6.75%, due 9/27/34	2,611,053
		14,407,178
Telecommunications 8.3%
	British Telecom PLC
800,000	8.625%, due 12/15/10	867,421
1,250,000	9.125%, due 12/15/30	1,553,535
	CenturyTel, Inc.
1,700,000	6.00%, due 4/1/17	1,652,055
	Embarq Corp.
950,000	7.082%, due 6/1/16	925,220
600,000	7.995%, due 6/1/36	581,978
	Koninklijke KPN NV
745,000	8.00%, due 10/1/10	791,974
	Qwest Corp.
1,400,000	8.875%, due 3/15/12	1,473,500
600,000	6.875%, due 9/15/33	516,000
	Rogers Wireless, Inc.
1,000,000	6.375%, due 3/1/14	1,010,530
	Telecom Italia Capital
2,275,000	5.25%, due 11/15/13	2,173,455
1,325,000	6.375%, due 11/15/33	1,174,129
	Telefonica Europe BV
1,550,000	7.75%, 9/15/10	1,648,011
1,350,000	8.25%, 9/15/30	1,586,305
		15,954,113
Thrifts 1.0%
	Washington Mutual, Inc.
2,400,000	4.625%, due 4/1/14	1,970,405
Tobacco 0.9%
	Reynolds American, Inc.
1,800,000	6.75%, due 6/15/17	1,797,325
Transportation 3.2%
	Burlington Northern Santa Fe
600,000	6.75%, due 7/15/11	628,008
1,250,000	6.15%, due 5/1/37	1,186,191
	CSX Corp.
1,000,000	5.60%, due 5/1/17	936,258
640,000	7.95%, due 5/1/27	674,452
	Norfolk Southern Corp.
1,775,000	7.05%, due 5/1/37	1,896,073
	Union Pacific Corp.
1,000,000	6.15%, due 5/1/37	947,716
		6,268,698
Utilities – Natural Gas 1.0%
	Sempra Energy
1,800,000	6.00%, due 2/1/13	1,845,443
Waste Disposal 0.2%
	Waste Management, Inc.
400,000	7.75%, due 5/15/32	435,814
Total Corporate Bonds & Notes
(cost $192,288,874)		186,327,769
U.S. GOVERNMENT
INSTRUMENTALITIES 0.3%
U.S. Treasury Notes 0.3%
	U.S. Treasury Note
500,000	4.625%, due 7/31/12	526,406
Total U.S. Government Instrumentalities
(cost $536,559)		526,406

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2008 (continued)
(Unaudited)

Shares/ Principal Amount			Value
SHORT-TERM INVESTMENTS 3.1%
	AIM STIT -
69,478	Treasury Portfolio		$69,478
	FHLB Discount Note
$5,933,000	Zero Coupon, due 6/2/08		5,932,711
Total Short-Term Investments
(cost $6,002,189)			6,002,189
Total Investments
(cost $198,827,622)		100.1%	192,856,364
Liabilities less Other Assets		(0.1)%	(168,979)

TOTAL NET ASSETS		100.0%	$192,687,385

FHLB – Federal Home Loan Bank
(a)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees. See note 2 in the notes to financial statements.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2008
(Unaudited)

Principal Amount		Value
MORTGAGE-BACKED SECURITIES 98.9%
U.S. Government Agencies 98.9%
	FHLMC Pool
$316,825	4.50%, due 5/1/20, #G18052	$309,133
347,546	4.50%, due 3/1/21, #G18119	337,909
347,262	5.00%, due 3/1/21, #G18105	345,561
239,357	5.50%, due 4/1/21, #J01570	242,074
407,352	4.50%, due 5/1/21, #J01723	396,057
342,753	6.00%, due 6/1/21, #G18124	352,154
586,282	5.00%, due 7/1/21, #J03048	583,409
907,082	4.50%, due 9/1/21, #G12378	885,060
355,349	5.50%, due 9/1/21, #J03360	359,383
504,294	5.00%, due 11/1/21, #G18160	501,823
630,981	5.00%, due 1/1/22, #J04202	627,764
382,606	5.50%, due 1/1/22, #G18163	386,949
318,019	5.00%, due 2/1/22, #G12522	316,461
507,636	5.00%, due 2/1/22, #J04411	505,048
2,331,001	5.50%, due 3/1/22, #G12577	2,357,460
1,675,436	5.00%, due 7/1/22, #J05243	1,666,893
857,553	5.00%, due 7/1/22, #J05257	853,180
108,485	5.50%, due 6/1/33, #G01563	108,173
42,917	5.50%, due 5/1/35, #B31639	42,713
1,247,949	5.00%, due 8/1/35, #A36351	1,208,483
319,073	5.00%, due 8/1/35, #A36842	308,982
615,781	5.50%, due 8/1/35, #A36561	612,856
172,358	5.00%, due 10/1/35, #A47296	166,907
1,062,073	5.00%, due 10/1/35, #G01940	1,028,485
419,012	5.00%, due 11/1/35, #A39665	405,760
163,914	5.00%, due 12/1/35, #A40879	158,730
1,217,249	6.00%, due 1/1/36, #A42208	1,238,285
115,644	7.00%, due 1/1/36, #G02048	122,432
1,699,195	5.50%, due 2/1/36, #G02031	1,691,124
207,456	5.00%, due 3/1/36, #A44035	200,698
1,548,810	5.00%, due 3/1/36, #A44186	1,498,358
1,854,576	5.00%, due 3/1/36, #G08115	1,795,925
676,035	5.50%, due 6/1/36, #A54791	672,393
664,156	5.00%, due 8/1/36, #G08159	642,521
907,380	5.50%, due 8/1/36, #A51093	902,491
722,255	7.00%, due 8/1/36, #G08148	761,064
562,074	5.50%, due 10/1/36, #A52931	559,046
821,700	5.50%, due 10/1/36, #A53127	817,273
1,589,995	6.00%, due 11/1/36, #A53729	1,616,707
778,152	6.00%, due 11/1/36, #A54192	791,225
1,650,164	6.00%, due 12/1/36, #G02525	1,677,887
2,170,414	5.50%, due 2/1/37, #A57840	2,158,721
837,780	5.00%, due 3/1/37, #G08185	810,238
3,945,897	5.00%, due 5/1/37, #A60268	3,816,176
2,884,421	5.00%, due 6/1/37, #G03094	2,789,595
7,006,043	5.50%, due 6/1/37, #A61982	6,966,196
6,219,929	6.00%, due 6/1/37, #A62176	6,322,558
1,035,602	6.00%, due 6/1/37, #A62417	1,052,690
3,651,164	6.00%, due 6/1/37, #A62444	3,711,408
536,858	5.00%, due 7/1/37, #A63187	519,208
6,052,423	5.50%, due 8/1/37, #A63598	6,018,000
2,840,026	5.50%, due 8/1/37, #G03156	2,823,873
64,018	7.00%, due 8/1/37, #A70079	67,458
753,754	7.00%, due 9/1/37, #A65171	794,257
117,813	7.00%, due 9/1/37, #A65335	124,144
104,237	7.00%, due 9/1/37, #A65670	109,839
622,998	7.00%, due 9/1/37, #A65780	656,474
51,717	7.00%, due 9/1/37, #A65941	54,495
27,045	7.00%, due 9/1/37, #A66041	28,498
803,662	7.00%, due 9/1/37, #G03207	846,846
423,841	6.50%, due 11/1/37, #A68726	437,987
383,840	6.50%, due 11/1/37, #A68887	396,651
	FHLMC TBA (a)
2,000,000	6.50%, due 6/15/38	2,065,000
	FNMA Pool
332,346	4.50%, due 10/1/20, #842732	325,005
572,441	4.50%, due 12/1/20, #813954	559,796
297,082	4.50%, due 2/1/21, #845437	290,519
447,357	5.00%, due 2/1/21, #865191	446,429
234,768	5.00%, due 5/1/21, #879112	233,841
654,619	4.50%, due 7/1/21, #845515	637,769
383,422	5.50%, due 10/1/21, #870795	388,138
530,481	5.50%, due 10/1/21, #905090	537,006

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2008 (continued)
(Unaudited)

Principal Amount		Value
U.S. Government Agencies 98.9% (continued)
	FNMA Pool (continued)
$546,705	5.00%, due 11/1/21, #904659	$544,546
253,066	5.00%, due 2/1/22, #896845	252,012
441,069	5.00%, due 2/1/22, #900946	439,327
1,711,359	6.00%, due 2/1/22, #912522	1,758,855
923,041	5.00%, due 3/1/22, #912261	919,199
825,534	5.50%, due 3/1/22, #915939	835,513
486,261	5.00%, due 4/1/22, #911408	484,238
782,573	5.50%, due 4/1/22, #896870	792,033
1,399,160	5.00%, due 6/1/22, #937709	1,393,337
493,732	5.00%, due 7/1/22, #938033	491,677
395,621	5.00%, due 7/1/22, #944887	393,974
905,350	5.50%, due 7/1/22, #905040	916,294
15,526	7.00%, due 8/1/32, #650101	16,460
189,995	5.50%, due 5/1/35, #824531	189,033
106,214	6.00%, due 6/1/35, #825644	107,950
15,276	6.50%, due 6/1/35, #830693	15,776
307,699	7.00%, due 6/1/35, #821610	324,543
136,930	7.00%, due 7/1/35, #826251	144,425
27,753	5.00%, due 9/1/35, #832483	26,876
230,858	7.00%, due 9/1/35, #842290	243,496
92,758	4.50%, due 11/1/35, #256032	86,659
34,638	5.00%, due 11/1/35, #844809	33,542
189,823	6.50%, due 11/1/35, #839118	196,040
23,665	5.00%, due 12/1/35, #850739	22,916
268,398	5.00%, due 12/1/35, #852482	259,910
257,418	6.00%, due 12/1/35, #848451	261,625
180,471	6.50%, due 12/1/35, #843585	186,382
580,981	5.00%, due 1/1/36, #866592	562,608
70,758	7.00%, due 2/1/36, #865190	74,631
174,524	5.00%, due 4/1/36, #831421	168,841
173,416	5.00%, due 4/1/36, #852919	167,769
140,407	7.00%, due 4/1/36, #887709	147,724
2,858,371	5.00%, due 5/1/36, #745515	2,767,975
604,769	5.00%, due 5/1/36, #867439	585,075
182,994	5.00%, due 6/1/36, #885398	177,036
496,750	5.50%, due 6/1/36, #256269	493,924
825,002	6.00%, due 6/1/36, #831541	838,099
2,727,923	6.50%, due 7/1/36, #897100	2,816,410
328,585	7.00%, due 7/1/36, #887793	345,710
948,507	5.50%, due 8/1/36, #817794	943,113
1,757,093	6.50%, due 8/1/36, #878187	1,814,089
546,403	6.50%, due 8/1/36, #903188	564,127
741,563	5.00%, due 9/1/36, #893621	717,415
792,934	5.50%, due 9/1/36, #256403	788,425
515,504	6.00%, due 9/1/36, #893427	523,688
589,365	7.00%, due 9/1/36, #900964	620,080
865,730	5.50%, due 10/1/36, #831845	860,806
854,308	5.50%, due 10/1/36, #893087	849,449
1,168,972	6.00%, due 10/1/36, #897174	1,187,529
898,798	5.00%, due 11/1/36, #902436	869,531
916,274	5.50%, due 11/1/36, #898814	911,063
1,011,288	5.50%, due 12/1/36, #256513	1,005,537
801,394	6.00%, due 12/1/36, #256514	814,116
600,842	6.00%, due 12/1/36, #902865	610,381
14,966	6.50%, due 12/1/36, #920162	15,452
185,336	5.00%, due 1/1/37, #906238	179,301
935,246	5.50%, due 1/1/37, #920730	929,927
356,184	7.00%, due 1/1/37, #256567	374,746
567,497	5.00%, due 2/1/37, #908612	548,898
1,763,250	5.50%, due 2/1/37, #256597	1,753,221
3,600,795	5.50%, due 2/1/37, #922064	3,579,550
845,398	6.00%, due 2/1/37, #909357	858,639
40,225	7.00%, due 2/1/37, #915904	42,321
1,077,290	5.50%, due 3/1/37, #256636	1,070,934
945,094	6.50%, due 5/1/37, #917052	975,550
114,849	5.00%, due 6/1/37, #937755	111,085
6,715,809	5.00%, due 6/1/37, #939485	6,495,698
6,868,509	5.50%, due 6/1/37, #918554	6,827,985
4,955,929	5.50%, due 6/1/37, #918638	4,926,689
911,344	5.50%, due 6/1/37, #918705	905,967
4,298,340	5.50%, due 6/1/37, #919577	4,272,980
4,570,288	6.00%, due 6/1/37, #917129	4,641,871
684,511	7.00%, due 6/1/37, #256774	720,207
241,203	7.00%, due 6/1/37, #940234	253,782

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2008 (continued)
(Unaudited)

Shares Principal Amount			Value
U.S. Government Agencies 98.9% (continued)
	FNMA Pool (continued)
$910,314	5.00%, due 7/1/37, #919614		$880,478
970,178	5.00%, due 7/1/37, #939544		938,381
2,615,068	5.00%, due 7/1/37, #944534		2,529,365
485,642	5.50%, due 7/1/37, #256799		482,777
906,389	6.50%, due 7/1/37, #942126		935,598
907,322	5.00%, due 8/1/37, #943602		877,585
3,264,051	6.00%, due 8/1/37, #256883		3,315,174
1,705,979	6.00%, due 8/1/37, #945936		1,732,699
963,023	6.50%, due 9/1/37, #946585		994,056
207,849	6.50%, due 9/1/37, #952689		214,547
717,990	5.50%, due 10/1/37, #940965		713,753
657,625	5.50%, due 10/1/37, #947993		653,745
967,112	5.50%, due 10/1/37, #952325		961,406
938,847	5.50%, due 10/1/37, #954939		933,308
223,464	6.50%, due 10/1/37, #947082		230,665
	FNMA TBA (a)
8,000,000	6.00%, due 6/15/38		8,116,248
	GNMA Pool
83,562	7.00%, due 9/15/35, #647831		88,674
282,299	5.00%, due 10/15/35, #642220		275,851
251,264	5.00%, due 11/15/35, #550718		245,524
210,547	5.50%, due 11/15/35, #650091		211,067
159,111	5.50%, due 12/15/35, #646307		159,504
328,596	5.50%, due 4/15/36, #652534		329,300
490,092	6.50%, due 6/15/36, #652593		506,887
336,267	5.50%, due 7/15/36, #608993		336,987
936,628	6.50%, due 10/15/36, #646564		968,725
785,792	6.00%, due 11/15/36, #617294		801,326
722,022	6.50%, due 12/15/36, #618753		746,764
445,362	5.50%, due 2/15/37, #657368		446,183
1,821,970	5.50%, due 2/15/37, #658419		1,825,329
2,549,185	6.00%, due 4/15/37, #668411		2,598,814
1,755,948	5.00%, due 8/15/37, #671463		1,714,739
3,412,948	6.00%, due 10/15/37, #664379		3,479,394
	GNMA TBA (a)
3,000,000	5.50%, due 6/15/38		3,000,468
			191,335,564
Total Mortgage-Backed Securities
(cost $188,559,130)			191,335,564

SHORT-TERM INVESTMENTS 7.5%
	AIM STIT -
86,370	Treasury Portfolio		86,370
	FHLB Discount Note
$14,444,000	Zero Coupon, due 6/2/08		14,443,297
Total Short-Term Investments
(cost $14,529,667)			14,529,667
Total Investments
(cost $203,088,797)		106.4%	205,865,231
Liabilities less Other Assets		(6.4)%	(12,344,359)
TOTAL NET ASSETS		100.0%	$193,520,872

(a)	Security purchased on a when-issued basis. As of May 31, 2008, the total cost of investments purchased on a when-issued basis was $13,220,703 or 6.8% of total net assets.
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corporation
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
TBA	– To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2008
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Assets:
Investments in securities, at value (cost $198,827,622 and $203,088,797, respectively)	$192,856,364	$205,865,231
Receivable for fund shares sold	304,028	143,420
Receivable for securities sold	9,850,097	11,893,125
Interest receivable	3,035,194	828,337
Due from investment adviser (Note 3)	28,774	38,178
Prepaid expenses	38,636	52,220
Total assets	206,113,093	218,820,511

Liabilities:
Payable for securities purchased	13,251,240	25,138,203
Payable for fund shares redeemed	102,077	77,131
Dividends payable	103	138
Administration fees	3,802	4,004
Custody fees	3,642	9,076
Transfer agent fees and expenses	18,318	17,947
Fund accounting fees	12,210	19,805
Audit fees	25,922	25,922
Chief Compliance Officer fee	989	996
Accrued expenses and other liabilities	7,405	6,417
Total liabilities	13,425,708	25,299,639
Net Assets	$192,687,385	$193,520,872

Net Assets Consist of:
Shares of beneficial interest, par value $0.01 per share; unlimited shares authorized	$202,660,330	$186,306,557
Undistributed net investment income	160,890	284,808
Accumulated net realized gain/(loss) on investments	(4,162,577)	4,177,448
Net unrealized appreciation/(depreciation) on investments	(5,971,258)	2,752,059
Net Assets	$192,687,385	$193,520,872

Net Asset Value, Offering Price and Redemption Price Per Share	$9.23	$10.17

Shares Outstanding	20,884,766	19,027,317

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2008
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Investment Income:
Interest	$5,540,170	$7,452,071
Total investment income	5,540,170	7,452,071

Expenses:
Transfer agent fees and expenses (Note 3)	51,122	53,878
Fund accounting fees (Note 3)	37,791	58,229
Administration fees (Note 3)	21,723	35,364
Registration fees	16,628	23,020
Custody fees (Note 3)	9,894	27,454
Audit fees	8,621	8,621
Insurance	6,636	11,234
Trustees’ fees	5,971	7,735
Legal fees	4,792	5,542
Chief Compliance Officer fee (Note 3)	2,024	3,125
Reports to shareholders	1,742	2,287
Miscellaneous	4,358	6,671
Total expenses	171,302	243,160
Less: Expense reimbursement from adviser (Note 3)	(171,302)	(243,160)
Net expenses	—	—
Net investment income	5,540,170	7,452,071

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments	(993,597)	4,177,632
Net change in unrealized appreciation/(depreciation) on investments	(5,353,471)	(4,332,882)
Net loss on investments	(6,347,068)	(155,250)
Net increase/(decrease) in net assets resulting from operations	$(806,898)	$7,296,821

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS
	Bond Fund		Bond Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	May 31, 2008	Nov. 30,	May 31, 2008	Nov. 30,
	(Unaudited)	2007	(Unaudited)	2007
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$5,540,170	$9,398,210	$7,452,071	$13,116,696
Net realized gain/(loss) on investments	(993,597)	(766,888)	4,177,632	(2,988)
Net change in unrealized
appreciation/(depreciation) on investments	(5,353,471)	(1,464,824)	(4,332,882)	5,579,638
Net increase/(decrease) in net assets
resulting from operations	(806,898)	7,166,498	7,296,821	18,693,346

Distributions Paid to Shareholders:
Distributions from net investment income	(5,445,652)	(9,368,394)	(7,233,055)	(12,977,897)
Distributions from net realized gains	—	—	(83,998)	(20,848)
Total distributions	(5,445,652)	(9,368,394)	(7,317,053)	(12,998,745)

Capital Share Transactions:
Net proceeds from shares sold	25,777,775	192,585,195	35,510,038	292,873,989
Distributions reinvested	3,044,586	5,453,631	4,099,839	7,375,040
Payment for shares redeemed	(18,919,997)	(82,604,075)	(190,870,144)	(56,937,286)
Net increase/(decrease) in net assets
from capital share transactions	9,902,364	115,434,751	(151,260,267)	243,311,743
Total increase/(decrease) in net assets	3,649,814	113,232,855	(151,280,499)	249,006,344

Net Assets, Beginning of Period	189,037,571	75,804,716	344,801,371	95,795,027
Net Assets, End of Period	$192,687,385	$189,037,571	$193,520,872	$344,801,371
Includes Undistributed Net Investment Income of	$160,890	$66,372	$284,808	$65,792

Transactions in Shares:
Shares sold	2,744,453	20,017,027	3,448,881	29,098,707
Shares issued on reinvestment of distributions	325,293	574,736	398,880	733,492
Shares redeemed	(2,014,891)	(8,586,664)	(18,469,783)	(5,634,074)
Net increase/(decrease) in shares outstanding	1,054,855	12,005,099	(14,622,022)	24,198,125

The accompanying notes are an integral part of these financial statements.

PIA Funds
BBB BOND FUND
Financial Highlights

							Sept. 25,
	Six Months						2003*
	Ended						through
	May 31, 2008		Year Ended Nov. 30,				Nov. 30,
	(Unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.53		$9.69	$9.62	$9.94	$9.93	$10.00

Income From Investment Operations:
Net investment income	0.27		0.52	0.53	0.49	0.38	0.06
Net realized and unrealized
gain/(loss) on investments	(0.31)		(0.16)	0.06	(0.31)	0.06	(0.13)
Total from investment operations	(0.04)		0.36	0.59	0.18	0.44	(0.07)

Less Distributions:
Distributions from net investment income	(0.26)		(0.52)	(0.52)	(0.49)	(0.43)	—
Distributions from net realized gains	—		—	—	(0.01)	—	—
Total distributions	(0.26)		(0.52)	(0.52)	(0.50)	(0.43)	—

Net asset value, end of period	$9.23		$9.53	$9.69	$9.62	$9.94	$9.93

Total Return	(0.36	)%++	3.87%	6.44%	1.75%	4.57%	(0.70	)%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$192,687		$189,038	$75,805	$81,847	$49,228	$199
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00	%+	0.00%	0.00%	0.00%	0.00%	0.00	%+
Before expense reimbursement	0.18	%+	0.19%	0.22%	0.28%	0.72%	224.56	%+
Ratio of net investment income/(loss)
to average net assets:
Net of expense reimbursement	5.79	%+	5.65%	5.49%	5.09%	4.86%	3.16	%+
Before expense reimbursement	5.61	%+	5.46%	5.27%	4.81%	4.14%	(221.40	)%+
Portfolio turnover rate	19	%++	226%	112%	104%	202%	87	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
MBS BOND FUND
Financial Highlights

	Six Months Ended		Year	February 28, 2006*
	May 31, 2008		Ended	through
	(Unaudited)		Nov. 30, 2007	Nov. 30, 2006
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.25		$10.14	$10.00

Income From Investment Operations:
Net investment income	0.29		0.51	0.34
Net realized and unrealized gain/(loss) on investments	(0.09)		0.11	0.13
Total from investment operations	0.20		0.62	0.47

Less Distributions:
Distributions from net investment income	(0.28)		(0.51)	(0.33)
Distributions from net realized gains	(0.00	)#	(0.00)#	—
Total distributions	(0.28)		(0.51)	(0.33)

Net asset value, end of period	$10.17		$10.25	$10.14

Total Return	1.98	%++	6.30%	4.86	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$193,521		$344,801	$95,795
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00	%+	0.00%	0.00	%+
Before expense reimbursement	0.17	%+	0.17%	0.48	%+
Ratio of net investment income to average net assets:
Net of expense reimbursement	5.33	%+	5.39%	5.46	%+
Before expense reimbursement	5.16	%+	5.22%	4.98	%+
Portfolio turnover rate	60	%++	139%	19	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2008
(Unaudited)

Note 1 – Organization
The PIA BBB Bond Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Rating Group or the Baa category by Moody’s Investors Services.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Lehman Brothers MBS Fixed Rate Index.  The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively.  Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges.  NASDAQ Global Market securities are valued at the NASDAQ Official Closing Price (“NOCP”).  If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices.  Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market.  Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term investments which mature after 60 days are valued at market.  Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share.  As of May 31, 2008, the BBB Bond Fund held a fair valued security with a market value of $565,378 or 0.3% of total net assets.  Investments in other mutual funds are valued at their net asset value.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Funds’ fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See note 6 – Summary of Fair Value Exposure for more information.

PIA Funds
Notes to Financial Statements – May 31, 2008 (continued)
(Unaudited)

Repurchase Agreements – The Funds may enter into repurchase agreements.  A repurchase agreement transaction occurs when, at the time the Funds purchase a security, the Funds agree to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future.  On a daily basis, the Funds’ custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement.  All collateral is held by the Funds’ custodian.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations and the portfolios maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of their purchase commitments.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for income taxes has been recorded.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective May 31, 2008, the Funds adopted FIN 48.  Management of the Funds reviewed the tax positions in the open tax years 2005 to 2008 and determined that the implementation of FIN 48 had no impact on either Fund’s net assets or results of operations.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.

PIA Funds
Notes to Financial Statements – May 31, 2008 (continued)
(Unaudited)

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

New Accounting Pronouncement – In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Note 3 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser a fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.  For the six months ended May 31, 2008, the Funds incurred no investment advisory fees.

The Funds are responsible for their own operating expenses.  PIA has voluntarily agreed to limit the total expenses of the Funds to an annual rate of 0.00% of average daily net assets.  The Adviser will continue the expense reimburse-

PIA Funds
Notes to Financial Statements – May 31, 2008 (continued)
(Unaudited)

ments for an indefinite period, but may discontinue reimbursing the Funds at any time.  The Adviser may discontinue reimbursing the Funds as long as it provides shareholders of the Funds with written notice six months in advance of the discontinuance.  The Adviser may not recoup expense reimbursements in future periods.  For the six months ended May 31, 2008, the Adviser absorbed Fund expenses in the amount of $171,302 and $243,160 for the BBB Bond Fund and the MBS Bond Fund, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For the six months ended May 31, 2008, the BBB Bond Fund and the MBS Bond Fund incurred $21,723 and $35,364 in administration fees, respectively.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the six months ended May 31, 2008, the BBB Bond Fund and the MBS Bond Fund incurred $37,791 and $58,229 in fund accounting fees, respectively and $46,254 and $46,563 in transfer agent fees, respectively.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended May 31, 2008, the BBB Bond Fund and the MBS Bond Fund incurred $9,894 and $27,454 in custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the six months ended May 31, 2008, the BBB Bond Fund and the MBS Bond Fund were allocated $2,024 and $3,125 of the Chief Compliance Officer fee, respectively.

Note 4 – Purchases and Sales of Securities
For the six months ended May 31, 2008, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $44,764,696 and $20,753,549, respectively, for the BBB Bond Fund and $148,019,938 and $289,155,642, respectively, for the MBS Bond Fund.  Purchases and sales of U.S. government obligations for the six months ended May 31, 2008 were $6,067,125 and $12,900,446, respectively, for the BBB Bond Fund and $14,616,914 and $25,239,492, respectively, for the MBS Bond Fund.

Note 5 – Line of Credit
The BBB Bond Fund has a line of credit in the amount of $50,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the BBB Bond Fund’s custodian, U.S. Bank N.A.  During the six months ended May 31, 2008, the BBB Bond Fund did not draw upon the line of credit.

PIA Funds
Notes to Financial Statements – May 31, 2008 (continued)
(Unaudited)

Note 6 – Summary of Fair Value Exposure
Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2008:

BBB Bond Fund
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$192,856,364	$69,478	$192,786,886	$ —
Total	$192,856,364	$69,478	$192,786,886	$ —
MBS Bond Fund
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$205,865,231	$86,370	$205,778,861	$ —
Total	$205,865,231	$86,370	$205,778,861	$ —

PIA Funds
Notes to Financial Statements – May 31, 2008 (continued)
(Unaudited)

Note 7 – Federal Income Tax Information
Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and paydowns.

As of November 30, 2007, the Funds’ most recent completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments	$189,037,338	$352,130,314
Gross tax unrealized appreciation	$2,042,552	$7,084,941
Gross tax unrealized depreciation	(2,903,181)	—
Net tax unrealized appreciation/ (depreciation)	$(860,629)	$7,084,941
Undistributed ordinary income	$66,372	$95,982
Undistributed long-term capital gain	—	53,624
Total distributable earnings	$66,372	$149,606
Other accumulated gains/(losses)	$(2,926,138)	$—
Total accumulated earnings/(losses)	$(3,720,395)	$7,234,547

At November 30, 2007, the BBB Bond Fund had accumulated a capital loss carryforward of $2,926,138, of which $373,955 expires in 2013, $1,819,397 expires in 2014 and $732,786 expires in 2015.  To the extent the BBB Bond Fund realizes future net capital gains, those gains will be offset by any available capital loss carryforward.

The tax character of distributions paid during the six months ended May 31, 2008 and the year ended November 30, 2007 was as follows:

	BBB Bond Fund		MBS Bond Fund
	May 31, 2008	Nov. 30, 2007	May 31, 2008	Nov. 30, 2007
Ordinary income	$5,445,652	$9,368,394	$7,263,295	$12,998,745
Long-term capital gains	—	—	53,758	—

Ordinary income distributions may include dividends paid from short-term capital gains.

Note 8 – Other Tax Information
For the year ended November 30, 2007, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds.  For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2007 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

PIA Funds
Notice to Shareholders – May 31, 2008
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2007
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Board Review of Advisory Agreements
(Unaudited)

At a meeting held on December 12, 2007, the Board, all of whom are independent and not interested persons of any adviser, the Distributor or any major service provider to the funds, considered and approved the continuance of the Advisory Agreements for the Pacific Income Advisers (“PIA”) BBB Bond Fund and the PIA MBS Bond Fund for an additional one-year term.  Prior to the meeting, the Independent Trustees had requested detailed information from the Adviser and the Administrator regarding the Funds.  This information, together with the information provided to the Independent Trustees since each Fund’s inception, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreements:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Funds as well as, the qualifications, experience and responsibilities of the portfolio managers and other key personnel at the Adviser involved in the day-to-day activities of the Funds, including administration, marketing and compliance.  The Board noted the Adviser’s commitment to responsible Fund growth.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the relationship between the Adviser and the Board, as well as the Board’s knowledge of the Adviser’s operations, and noted that the Board had met with the Adviser from time to time in person to discuss various marketing and compliance topics.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its obligations under the Advisory Agreements and that the nature, overall quality, cost and extent of such investment advisory services were satisfactory.

2.
EACH FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees reviewed the short-term and long-term performance of the Funds on both an absolute basis and in comparison to the respective peer groups (corporate debt BBB rated for PIA BBB Bond Fund and U.S. mortgage for PIA MBS Bond Fund), as compiled by Lipper, Inc. (an independent ranking and analytical organization that had independently selected funds that Lipper believed were appropriate for comparison purposes), and the Funds’ benchmark indices.

PIA BBB Fund – The Board noted the Fund’s year-to-date, one-year and three-year performance returns for the periods ended October 31, 2007.  In particular, the Board noted that the Fund’s performance was above the median of its peer group for the year-to-date and three-year periods ended October 31, 2007, though it trailed the performance of its benchmark indices, the Lehman Baa Corporate Index and the Lehman Baa Credit Index for the same periods.  The Board also noted that the Fund’s performance was below the median of its peer group and the performance of the Lehman Baa Credit Index for the three-year period ended October 31, 2007, though it was equal to the performance of the Lehman Baa Corporate Index for the same period.  In addition, the Fund was ranked in the second quartile among its peer group for the year-to-date, one-year and three-month periods ended

PIA Funds
Board Review of Advisory Agreements (continued)
(Unaudited)

October 31, 2007.  The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions.  The Trustees also noted that during the course of the prior year they had met with the Adviser in person to discuss various performance topics and had been satisfied with the Adviser’s reports. The Board concluded that the Adviser’s performance overall was satisfactory under current market conditions.

PIA MBS Bond Fund – The Board noted the Fund’s year-to-date, one-year and since inception performance returns for the periods ending October 31, 2007.  In particular, the Trustees noted that the Fund’s performance was above the median of its peer group and that the Fund was ranked in the first quartile among its peer group for these same periods.  The Board noted that the Fund’s performance for the year-to-date and one-year periods ending October 31, 2007 was below its benchmark index, the Lehman Brothers MBS Fixed Rate Index, though its performance was equal to the performance of its benchmark for the since inception period ending October 31, 2007.  The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions.  The Trustees also noted that during the course of the year they had met with the Adviser in person to discuss various performance topics and had been satisfied with the Adviser’s reports. The Board concluded that the Adviser’s performance overall was highly satisfactory under current market conditions.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEES UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed and compared each Fund’s fees and expenses to those funds in their respective peer group, all expense waivers and reimbursements, as well as the fees and expenses for similar types of accounts managed by the Adviser.  The Board viewed such information as a whole as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds.

PIA BBB Fund – The Trustees noted that the Adviser does not charge management fees to the BBB Bond Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets, including assets invested in the BBB Bond Fund, a practice that had been consistently and clearly disclosed to investors.  The Board noted that the Adviser had voluntarily absorbed all of the Fund’s ordinary operating expenses.  The Board reviewed the advisory fee arrangement and the fees charged by the Adviser to its other investment management clients, recognizing that, due to different account characteristics, the Adviser’s expense structure for some accounts would be different from that of the Fund.  After taking into account this information and considering all waivers and reimbursements, the Board concluded that the advisory fee arrangement was fair and reasonable.

PIA MBS Bond Fund – The Board noted that the Adviser does not charge management fees to the MBS Bond Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets, including assets invested in the MBS Bond Fund, a practice that had been consistently and clearly disclosed to investors.  The Board noted that the Adviser had voluntarily absorbed all of the Fund’s ordinary

PIA Funds
Board Review of Advisory Agreements (continued)
(Unaudited)

operating expenses.  The Board reviewed the advisory fee arrangement and the fees charged by the Adviser to its other investment management clients, recognizing that, due to different account characteristics, the Adviser’s expense structure for some accounts would be different from that of the Fund. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the advisory fee arrangement was fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether the Funds were experiencing economies of scale and concluded that all effective economies of scale for the Funds at each Fund’s current asset levels were being shared by the Adviser in the form of controlling operating expenses.  The Board considered that each Fund was expected to realize additional economies of scale as Fund assets continued to grow.  Noting that the Adviser was continuing to subsidize the Funds, the Board determined to revisit the issue of economies of scale at a later date.  The Board also noted that, although the Funds did not have advisory fee breakpoints, current asset levels did not warrant the introduction of breakpoints at this time.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct and indirect benefits to the Adviser from advising the Funds.  The Board considered that the Adviser benefits from positive reputational value in advising the Funds.  The Board noted that the Adviser had subsidized and was continuing to subsidize the advisory fee for the PIA BBB Bond Fund and the PIA MBS Bond Fund.  After its review, the Board determined that the profitability to the Adviser from the Advisory Agreements was not excessive and that the Adviser had maintained adequate profit levels to support the services to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including advisory fees, were fair and reasonable to the PIA BBB Bond Fund and the PIA MBS Bond Fund.  The Board (all the Trustees of which are Independent Trustees) therefore determined that the continuance of the Advisory Agreements was in the best interests of each Fund and its shareholders.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA Moderate
Duration Bond Fund

– PIA Short-Term
Securities Fund

Semi-Annual Report

May 31, 2008

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the period ended May 31, 2008 for the following series of the PIA Mutual Funds for which Pacific Income Advisers is the adviser: the Short-Term Securities Fund and the Moderate Duration Bond Fund.

During the 6 months ended May 31, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA Short-Term Securities Fund	2.07%
PIA Moderate Duration Bond Fund	1.82%

The economy slowed to a below average pace with a reported first quarter Gross Domestic Product (GDP) of  1.0% compared to 2.5% for the year of 2007. Year over year change in the Consumer Price Index (CPI) for recent months was around 3.9%. The Federal Reserve continued easing monetary policy by dropping the Fed Funds rate from 4.5% at the end of November to 2.0% at the end of May. Yields on 6 month treasury bills declined 137 basis points (bp) while yields on 5 year treasuries declined by 11 bp. At the long end of the curve, yields on 30 year treasury bonds rose 29 bp. Yields on corporate and mortgage bonds moved to the highest interest rate spread over US Treasuries in the last five years.

The Short-Term Securities Fund’s return was close to the index. The allocation of part of the portfolio to agencies and short average life, adjustable rate mortgage backed securities helped the return through a higher yield than treasuries. The benchmark index, the Merrill Lynch 1-year Treasury Note Index, was up 2.11% for the period.

The Moderate Duration Bond Fund’s return outperformed the benchmark index due to a longer maturity structure during part of the period and a lower allocation to corporate and mortgage securities. The benchmark index, the Lehman Brothers Aggregate Bond Index, return was a positive 1.49%.

Please take a moment to review your fund(s)’ statement of assets and liabilities and the results of operations for the six month period ended May 31. We look forward to reporting to you again with the annual report dated November 2008.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers

Please refer to the following page for important disclosure information.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual Fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment performance reflects fee waivers in effect. In the absence of such fee waivers, total return would be reduced.

The Lehman Brothers Aggregate Bond Index (The Index) is an unmanaged index presented for comparative purposes only. The Index represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Merrill Lynch 1-Year U.S. Treasury Note Index (The Index) is an unmanaged index presented for comparative purposes only. The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. You cannot invest directly in an index. Basis point equals 1/100th of 1%.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Quasar Distributors, LLC, Distributor 7/08

PIA Funds
Expense Example – May 31, 2008
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/07 – 5/31/08).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.50% and 0.35% per the advisory agreements for the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund, respectively.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/07	Value 5/31/08	Period 12/1/07 – 5/31/08*
PIA Moderate Duration Bond Fund
Actual	$1,000.00	$1,018.20	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.53
PIA Short-Term Securities Fund
Actual	$1,000.00	$1,020.70	$1.77
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	$1.77

*
Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account values over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratios of the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund are 0.50% and 0.35%, respectively.

PIA Funds
PIA MODERATE DURATION BOND FUND
Allocation of Portfolio Assets – May 31, 2008
(Unaudited)

Investments by Type
As a Percentage of Net Assets

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Allocation of Portfolio Assets – May 31, 2008
(Unaudited)

Investments by Issuer
As a Percentage of Net Assets

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2008
(Unaudited)

Principal Amount		Value
CORPORATE BONDS & NOTES 19.1%
Aerospace/Defense 0.8%
	United Technologies Corp.
$100,000	4.375%, due 5/1/10	$100,964
Agriculture 1.0%
	Archer-Daniels-Midland Co.
150,000	5.375%, due 9/15/35	130,702
Auto Manufacturers 0.8%
	DaimlerChrysler NA
	Holding Corp.
100,000	5.875%, due 3/15/11	101,987
Brokers 0.7%
	Goldman Sachs Group Inc.
100,000	6.15%, due 4/1/18	99,116
Consumer Products 0.7%
	Clorox Co.
100,000	5.00%, due 1/15/15	95,245
Diversified Financial Services 1.5%
	General Electric Capital Corp.
100,000	5.00%, due 1/8/16	96,618
	HSBC Finance Corp.
100,000	4.125%, due 11/16/09	99,527
		196,145
Electric Utilities 1.4%
	Dominion Resources, Inc.
100,000	5.15%, due 7/15/15	96,973
	Duke Energy Carolinas
100,000	6.10%, due 6/1/37	96,423
		193,396
Food 1.9%
	ConAgra Foods, Inc.
125,000	6.75%, due 9/15/11	130,397
	Kroger Co.
125,000	6.80%, due 4/1/11	130,116
		260,513
Insurance 1.2%
	American International
	Group, Inc.
75,000	4.25%, due 5/15/13	70,268
	MetLife, Inc.
100,000	5.00%, due 6/15/15	97,366
		167,634
Media 2.2%
	News America, Inc.
100,000	5.30%, 12/15/14	98,737
	Time Warner, Inc.
100,000	6.75%, due 4/15/11	102,655
	Viacom, Inc.
100,000	6.25%, due 4/30/16	99,244
		300,636
Medical/Drugs 2.4%
	AstraZeneca PLC
100,000	5.40%, due 9/15/12	102,026
	GlaxoSmithKline
100,000	5.65%, due 5/15/18	99,060
	Wyeth
125,000	5.45%, due 4/1/17	123,740
		324,826
Oil & Gas 0.8%
	Occidental Petroleum Corp.
100,000	6.75%, due 1/15/12	107,081
Retail 0.8%
	Target Corp.
100,000	7.00%, due 7/15/31	104,365
Savings & Loans 0.6%
	Washington Mutual, Inc.
100,000	5.125%, due 1/15/15	85,115
Telecommunications 1.6%
	BellSouth Corp.
100,000	6.00%, due 10/15/11	103,435

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2008 (continued)
(Unaudited)

Principal Amount			Value
Telecommunications 1.6% (continued)
	Verizon Communications, Inc.
$100,000	7.75%, due 12/1/30		$111,212
			214,647
Transportation 0.7%
	Union Pacific Corp.
100,000	5.65%, due 5/1/17		98,374
Total Corporate Bonds & Notes
(cost $2,625,467)			2,580,746
MORTGAGE-BACKED SECURITIES 46.5%
U.S. Government Agencies 46.5%
	FHLMC Pool
224,004	4.50%, due 1/1/19, #B11934		219,685
578,196	5.00%, due 3/1/22, #G18171		575,248
636,792	4.50%, due 6/1/22, #G12706		619,135
443,513	5.00%, due 8/1/36, #A51601		429,487
275,000	4.50%, due 4/1/23, #J07754		267,292
599,322	5.00%, due 12/1/37, #A73966		579,619
300,000	5.00%, due 4/1/38, #A76557		290,138
375,037	5.00%, due 4/1/23, #J07767		373,087
600,000	5.00%, due 5/1/23, #J07841		596,880
650,000	6.00%, due 10/1/21, #J03597		667,829
	FHLMC TBA (c)
1,000,000	5.00%, due 6/1/23		993,594
	FNMA Pool
204,333	6.00%, due 3/1/33, #555285		208,662
	GNMA Pool
484,103	5.00%, due 2/15/22, #618803		482,542
Total Mortgage-Backed Securities
(cost $6,319,122)			6,303,198
U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 24.1%
U.S. Government Agencies 10.3%
	FNMA
1,000,000	4.625%, due 5/1/13		987,162
400,000	4.75%, due 11/19/12		412,882
			1,400,044
U.S. Treasury Notes 13.8%
	U.S. Treasury Note
1,180,000	4.375%, due 2/15/38		1,118,604
725,000	4.00%, due 4/15/10		743,635
			1,862,239
Total U.S. Government Agencies
and Instrumentalities
(cost $3,327,591)			3,262,283
RIGHTS 0.0%
1	Global Crossing North
	America, Inc. Liquidating
	Trust (a)(b) (cost $0)		—

Shares/ Principal Amount
SHORT-TERM INVESTMENTS 16.9%
78,527	AIM STIT - Treasury Portfolio		78,527
	FHLB Discount Note
$2,215,000	Zero Coupon, due 6/2/08		2,214,892
Total Short-Term Investments
(cost $2,293,419)			2,293,419
Total Investments
(cost $14,565,599)		106.6%	14,439,646
Liabilities less Other Assets		(6.6)%	(889,085)
TOTAL NET ASSETS		100.0%	$13,550,561

(a)
Restricted security.  The interest in the liquidating trust was acquired through a distribution on December 9, 2003.  As of May 31, 2008, the security had a cost and value of $0 (0.0% of total net assets).

(b)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
(c)	Security purchased on a when-issued basis. As of May 31, 2008, the total cost of investments purchased on a when-issued basis was $1,001,563 or 7.4% of total net assets.
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corporation
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
TBA	– To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2008
(Unaudited)

Principal Amount		Value
MORTGAGE-BACKED SECURITIES 22.8%
U.S. Government Agencies 22.8%
	FHLMC ARM Pool (a)
$40,054	7.041%, due 8/1/15, #755204	$40,239
34,914	6.775%, due 2/1/22, #845113	35,238
71,656	6.747%, due 10/1/22, #635206	72,617
21,895	6.988%, due 6/1/23, #845755	22,046
15,889	5.603%, due 2/1/24, #609231	16,020
642,657	6.801%, due 1/1/25, #785726	646,642
61,842	6.709%, due 1/1/33, #1B0668	62,151
	FNMA ARM Pool (a)
48,174	7.249%, due 7/1/25, #555206	48,544
417,295	5.981%, due 7/1/27, #424953	423,888
179,616	6.821%, due 3/1/28, #556438	181,913
200,475	6.078%, due 6/1/29, #508399	202,608
414,343	6.304%, due 4/1/30, #562912	419,524
119,276	7.155%, due 8/1/30, #556824	120,637
170,822	6.378%, due 10/1/30, #670317	172,457
49,265	7.103%, due 7/1/31, #592745	49,870
121,433	7.067%, due 9/1/31, #597196	123,195
35,406	6.902%, due 11/1/31, #610547	35,870
49,155	5.182%, due 4/1/32, #629098	49,787
2,236,467	5.269%, due 1/1/36, #849264	2,236,555
1,810,009	5.555%, due 8/1/37,#949772	1,888,717
1,651,556	5.684%, due 10/1/37, #955963	1,685,086
1,315,127	5.788%, due 11/1/37, #953653	1,339,917
1,636,649	6.174%, due 11/1/37, #948183	1,669,363
	FNMA Pool
25,718	11.00%, due 1/1/13, #415842	27,741
	GNMA II ARM Pool (a)
20,038	5.125%, due 11/20/21, #8871	20,189
133,613	5.125%, due 10/20/22, #8062	134,394
288,144	5.125%, due 11/20/26, #80011	289,725
62,525	5.125%, due 11/20/26, #80013	62,982
33,190	5.125%, due 12/20/26, #80021	33,359
17,416	5.375%, due 1/20/27, #80029	17,486
282,960	5.625%, due 7/20/27, #80094	284,765
407,512	5.625%, due 8/20/27, #80104	409,959
16,837	5.125%, due 10/20/27, #80122	16,928
151,022	5.375%, due 1/20/28, #80154	151,661
319,799	5.125%, due 10/20/29, #80331	321,628
66,287	5.125%, due 11/20/29, #80344	66,640
		13,380,341
Total Mortgage-Backed Securities
(cost $13,372,634)		13,380,341
U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 62.7%
U.S. Government Agencies 31.8%
	FHLB
4,500,000	3.875%, due 1/15/10	4,556,628
	FHLMC
3,250,000	3.875%, due 6/15/08	3,251,719
3,000,000	4.625%, due 12/19/08	3,034,149
750,000	4.75%, due 3/5/09	761,945
4,500,000	3.375%, due 4/15/09	4,527,549
	FNMA
2,500,000	3.875%, due 12/10/09	2,536,010
		18,668,000
U.S. Treasury Notes 30.9%
	U.S. Treasury Note
800,000	4.875%, due 10/31/08	809,688
3,000,000	4.50%, due 2/15/09	3,049,923
2,100,000	4.50%, due 3/31/09	2,141,017
2,000,000	4.50%, due 4/30/09	2,043,438
2,600,000	4.625%, due 7/31/09	2,668,455
4,600,000	4.875%, due 8/15/09	4,738,005
2,700,000	3.125%, due 11/30/09	2,725,526
		18,176,052
Total U.S. Government Agencies
and Instrumentalities
(cost $36,575,455)		36,844,052

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2008 (continued)
(Unaudited)

Shares/ Principal Amount			Value
SHORT-TERM INVESTMENTS 13.5%
64,867	AIM STIT - Treasury Portfolio		$64,867
	FHLB Discount Note
$2,402,000	Zero Coupon, due 6/2/08		2,401,883
5,500,000	Zero Coupon, due 6/27/08		5,490,904
Total Short-Term Investments
(cost $7,957,654)			7,957,654
Total Investments
(cost $57,905,743)		99.0%	58,182,047
Other Assets less Liabilities		1.0%	585,224
TOTAL NET ASSETS		100.0%	$58,767,271

(a)	Variable rate note. Rate shown reflects the rate in effect at May 31, 2008.
FHLB FHLMC	– Federal Home Loan Bank – Federal Home Loan Mortgage Corporation
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2008
(Unaudited)

	Moderate
	Duration	Short-Term
	Bond Fund	Securities Fund
Assets:
Investments in securities, at value (cost $14,565,599 and $57,905,743, respectively)	$14,439,646	$58,182,047
Deposit of cash in segregated account	27,089	—
Receivable for securities sold	—	13,065
Receivable for fund shares sold	22,049	64,184
Interest receivable	83,784	545,040
Due from investment adviser (Note 3)	7,302	—
Prepaid expenses	16,056	13,427
Total assets	14,595,926	58,817,763

Liabilities:
Payable for fund shares redeemed	—	24
Payable for securities purchased	1,001,563	—
Distribution fees	1,104	—
Investment advisory fees	—	3,628
Administration fees	2,149	2,586
Custody fees	570	1,278
Transfer agent fees and expenses	3,230	4,000
Fund accounting fees	5,797	5,812
Audit fees	25,921	25,922
Legal fees	2,105	2,378
Chief Compliance Officer fee	322	547
Accrued expenses and other liabilities	2,604	4,317
Total liabilities	1,045,365	50,492
Net Assets	$13,550,561	$58,767,271

Net Assets Consist of:
Shares of beneficial interest, par value $0.01 per share; unlimited shares authorized	$15,207,077	$59,736,448
Undistributed net investment income	20,376	11,110
Accumulated net realized loss on investments and futures contracts closed	(1,550,939)	(1,256,591)
Net unrealized appreciation/(depreciation) on investments	(125,953)	276,304
Net Assets	$13,550,561	$58,767,271

Net Asset Value, Offering Price and Redemption Price Per Share	$18.92	$10.03

Shares Outstanding	716,204	5,856,753

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2008
(Unaudited)

	Moderate
	Duration	Short-Term
	Bond Fund	Securities Fund
Investment Income:
Interest	$249,190	$1,176,302
Total investment income	249,190	1,176,302

Expenses:
Fund accounting fees (Note 3)	16,790	17,478
Investment advisory fees (Note 3)	16,502	55,520
Administration fees (Note 3)	12,758	15,309
Transfer agent fees and expenses (Note 3)	9,195	11,032
Audit fees	8,621	8,621
Registration fees	8,502	8,072
Distribution fees (Note 4)	5,501	—
Legal fees	3,698	4,363
Trustees’ fees	3,061	3,782
Insurance	2,000	3,031
Custody fees (Note 3)	1,921	4,750
Chief Compliance Officer fee (Note 3)	817	1,148
Reports to shareholders	535	2,800
Miscellaneous	694	1,494
Total expenses	90,595	137,400
Less: Expense waiver and reimbursement from adviser (Note 3)	(63,091)	(40,241)
Net expenses	27,504	97,159
Net investment income	221,686	1,079,143

Realized and Unrealized Gain/(Loss) on Investments and Futures Contracts Closed:
Net realized gain/(loss) on:
Investments	221,968	40,518
Futures contracts closed	(13,750)	—
Net realized gain	208,218	40,518

Net change in unrealized appreciation/(depreciation) on investments	(279,869)	20,333
Net gain/(loss) on investments and futures contracts closed	(71,651)	60,851
Net increase in net assets resulting from operations	$150,035	$1,139,994

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	Moderate
	Duration		Short-Term
	Bond Fund		Securities Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	May 31, 2008	Nov. 30,	May 31, 2008	Nov. 30,
	(Unaudited)	2007	(Unaudited)	2007
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$221,686	$523,182	$1,079,143	$2,318,174
Net realized gain on investments
and futures contracts closed	208,218	166,817	40,518	28,133
Net change in unrealized
appreciation/(depreciation) on investments	(279,869)	138,292	20,333	296,361
Net increase in net assets resulting from operations	150,035	828,291	1,139,994	2,642,668

Distributions Paid to Shareholders:
Distributions from net investment income	(211,506)	(522,315)	(1,082,614)	(2,383,252)

Capital Share Transactions:
Net proceeds from shares sold	4,510,586	2,357,512	5,582,531	21,522,872
Distributions reinvested	118,242	255,947	1,027,592	2,263,973
Payment for shares redeemed	(1,777,205)	(8,285,167)	(1,736,523)	(11,375,057)
Net increase/(decrease) in net assets
from capital share transactions	2,851,623	(5,671,708)	4,873,600	12,411,788
Total increase/(decrease) in net assets	2,790,152	(5,365,732)	4,930,980	12,671,204

Net Assets, Beginning of Period	10,760,409	16,126,141	53,836,291	41,165,087
Net Assets, End of Period	$13,550,561	$10,760,409	$58,767,271	$53,836,291
Includes Undistributed Net Investment Income of	$20,376	$10,196	$11,110	$14,581

Transactions in Shares:
Shares sold	234,736	127,225	554,325	2,155,379
Shares issued on reinvestment of distributions	6,186	13,811	102,130	227,258
Shares redeemed	(92,732)	(444,735)	(172,417)	(1,139,064)
Net increase/(decrease) in shares outstanding	148,190	(303,699)	484,038	1,243,573

The accompanying notes are an integral part of these financial statements.

PIA Funds
MODERATE DURATION BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2008		Year Ended November 30,
	(Unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$18.94		$18.50	$18.32	$18.59	$19.41	$19.91

Income From Investment Operations:
Net investment income	0.37		0.84	0.82	0.68	0.74	0.94
Net realized and unrealized gain/(loss)
on investments and futures contracts closed	(0.03)		0.44	0.17	(0.25)	(0.19)	(0.05)
Total from investment operations	0.34		1.28	0.99	0.43	0.55	0.89

Less Distributions:
Distributions from net investment income	(0.36)		(0.84)	(0.81)	(0.70)	(0.73)	(1.00)
Distributions from net realized gains	—		—	—	—	(0.64)	(0.39)
Total distributions	(0.36)		(0.84)	(0.81)	(0.70)	(1.37)	(1.39)

Net asset value, end of period	$18.92		$18.94	$18.50	$18.32	$18.59	$19.41

Total Return	1.82	%++	7.10%	5.58%	2.30%	2.94%	4.60%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$13,551		$10,760	$16,126	$15,666	$14,403	$39,051
Ratio of expenses to average net assets:
Net of waivers and reimbursements	0.50	%+	0.50%	0.50%	0.50%	0.47%	0.45%
Before waivers and reimbursements	1.65	%+	1.62%	1.26%	1.28%	0.99%	0.73%
Ratio of net investment income to average net assets:
Net of waivers and reimbursements	4.04	%+	4.50%	4.44%	3.67%	3.53%	4.69%
Before waivers and reimbursements	2.89	%+	3.38%	3.68%	2.89%	3.01%	4.41%
Portfolio turnover rate	109	%++	158%	231%	287%	316%	190%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
SHORT-TERM SECURITIES FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2008		Year Ended November 30,
	(Unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.02		$9.97	$9.96	$10.03	$10.15	$10.29

Income From Investment Operations:
Net investment income	0.20		0.46	0.41	0.26	0.25	0.20
Net realized and unrealized gain/(loss) on investments	0.01		0.06	0.03	(0.04)	(0.12)	(0.04)
Total from investment operations	0.21		0.52	0.44	0.22	0.13	0.16

Less Distributions:
Distributions from net investment income	(0.20)		(0.47)	(0.43)	(0.29)	(0.25)	(0.28)
Distributions from net realized gains	—		—	—	—	—	(0.02)
Total distributions	(0.20)		(0.47)	(0.43)	(0.29)	(0.25)	(0.30)

Net asset value, end of period	$10.03		$10.02	$9.97	$9.96	$10.03	$10.15

Total Return	2.07	%++	5.40%	4.49%	2.23%	1.33%	1.56%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$58,767		$53,836	$41,165	$49,888	$48,350	$69,482
Ratio of expenses to average net assets:
Net of waivers and reimbursements	0.35	%+	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements	0.50	%+	0.59%	0.63%	0.67%	0.66%	0.59%
Ratio of net investment income to average net assets:
Net of waivers and reimbursements	3.90	%+	4.64%	4.04%	2.63%	1.88%	1.99%
Before waivers and reimbursements	3.75	%+	4.40%	3.76%	2.31%	1.57%	1.75%
Portfolio turnover rate	31	%++	55%	84%	47%	28%	74%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2008
(Unaudited)

Note 1 – Organization
The PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA Moderate Duration Bond Fund (the “Moderate Duration Fund”) is to maximize total return through investing in bonds while minimizing risk as compared to the market.  The investment objective of the PIA Short-Term Securities Fund (the “Short-Term Fund”) is to provide investors a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Moderate Duration Fund and the Short-Term Fund commenced operations on September 1, 1998 and April 22, 1994, respectively.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges.  NASDAQ Global Market securities are valued at the NASDAQ Official Closing Price (“NOCP”).  If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices.  Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market.  Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term investments which mature after 60 days are valued at market.  Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. As of May 31, 2008, the Moderate Duration Fund held a fair valued security with a market value of $0 or 0% of total net assets.  Investments in other mutual funds are valued at their net asset value.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Funds’ fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See note 6 – Summary of Fair Value Exposure for more information.

PIA Funds
Notes to Financial Statements – May 31, 2008 (continued)
(Unaudited)

Repurchase Agreements – The Funds may enter into repurchase agreements.  A repurchase agreement transaction occurs when, at the time the Funds purchase a security, the Funds agree to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future.  On a daily basis, the Funds’ custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement.  All collateral is held by the Funds’ custodian.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations and the portfolios maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of their purchase commitments.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Futures Transactions – In order to protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each Fund may enter into futures contracts.  Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities.  The margin required for a futures contract is set by the exchange on which the contract is traded.  Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed.  When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities.  Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.  Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.  These contracts involve market risk in excess of the amount reflected in the Fund’s statement of assets and liabilities.  Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for income taxes has been recorded.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions

PIA Funds
Notes to Financial Statements – May 31, 2008 (continued)
(Unaudited)

should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective May 31, 2008, the Funds adopted FIN 48.  Management of the Funds reviewed the tax positions in the open tax years 2005 to 2008 and determined that the implementation of FIN 48 had no impact on either Fund’s net assets or results of operations.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

New Accounting Pronouncement – In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial posi-

PIA Funds
Notes to Financial Statements – May 31, 2008 (continued)
(Unaudited)

tion.  Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Note 3 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Moderate Duration Fund and Short-Term Fund pay fees calculated at an annual rate of 0.30% and 0.20%, respectively, based upon the average daily net assets of each Fund.  For the six months ended May 31, 2008, the Moderate Duration Fund and the Short-Term Fund incurred $16,502 and $55,520 in advisory fees, respectively.

The Funds are responsible for their own operating expenses.  The Adviser has voluntarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Moderate Duration Fund’s and the Short-Term Fund’s aggregate annual operating expenses to 0.50% and 0.35% of average daily net assets, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, beginning December 1, 2004.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended May 31, 2008, the Adviser reduced its fees and absorbed Fund expenses in the amount of $63,091 and $40,241 for the Moderate Duration Fund and Short-Term Fund, respectively.  During the six months ended May 31, 2008, the Moderate Duration Fund and the Short-Term Fund reimbursed the Adviser $18,377 and $41,750, respectively, for excess 12b-1 fees accrued over 12b-1 payments made.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	Moderate Duration Fund	Short-Term Fund
Year
2008	$106,684	$115,591
2009	118,908	138,639
2010	129,792	119,302
2011	63,091	40,241
	$418,475	$413,773

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense

PIA Funds
Notes to Financial Statements – May 31, 2008 (continued)
(Unaudited)

accruals.  For the six months ended May 31, 2008, the Moderate Duration Fund and the Short-Term Fund incurred $12,758 and $15,309 in administration fees, respectively.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the six months ended May 31, 2008, the Moderate Duration Fund and the Short-Term Fund incurred $16,790 and $17,478 in fund accounting fees, respectively, and $7,648 and $8,740 in transfer agent fees, respectively.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended May 31, 2008, the Moderate Duration Fund and the Short-Term Fund incurred $1,887 and $4,750 in custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the six months ended May 31, 2008, the Moderate Duration Fund and the Short-Term Fund were allocated $817 and $1,148 of the Chief Compliance Officer fee, respectively.

Note 4 – Distribution Agreement and Plan
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Moderate Duration Fund to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.10% of the Fund’s average daily net assets.  The Short-Term Fund did not accrue 12b-1 fees during the six months ended May 31, 2008.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2008, the Moderate Duration Fund and the Short-Term Fund paid the Distributor $5,272 and $1,814, respectively.

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2008, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $6,926,527 and $2,958,515, respectively, for the Moderate Duration Fund and $9,237,957 and $10,994,475, respectively, for the Short-Term Fund.  Purchases and sales of U.S. government obligations for the six months ended May 31, 2008 were $6,572,506 and $7,876,148, respectively, for the Moderate Duration Fund and $7,482,601 and $4,141,973, respectively, for the Short-Term Fund.

Note 6 – Summary of Fair Value Exposure
Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

PIA Funds
Notes to Financial Statements – May 31, 2008 (continued)
(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2008:

Moderate Duration Fund
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$14,439,646	$78,527	$14,361,119	$ —
Total	$14,439,646	$78,527	$14,361,119	$ —
Short-Term Fund
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$58,182,047	$64,867	$58,117,180	$ —
Total	$58,182,047	$64,867	$58,117,180	$ —

Note 7 – Line of Credit
The Moderate Duration Fund and the Short-Term Fund have lines of credit in the amount of $3,250,000 and $18,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  For the six months ended May 31, 2008, the Moderate Duration Fund had an outstanding average daily balance and weighted interest rate of $924 and 7.25%, respectively.  The maximum amount outstanding for the Moderate Duration Fund during the six months ended May 31, 2008 was $41,000.  The Short-Term Fund did not draw upon the line of credit during the six months ended May 31, 2008.

PIA Funds
Notes to Financial Statements – May 31, 2008 (continued)
(Unaudited)

Note 8 – Federal Income Tax Information
Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

As of November 30, 2007, the Funds’ most recent completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Moderate Duration Fund	Short-Term Fund
Cost of investments	$10,359,902	$55,117,701
Gross tax unrealized appreciation	$221,369	$322,020
Gross tax unrealized depreciation	(86,900)	(66,049)
Net tax unrealized appreciation	$134,469	$255,971
Undistributed ordinary income	$10,196	$14,581
Undistributed long-term capital gains	—	—
Total distributable earnings	$10,196	$14,581
Other accumulated gains/(losses)	$(1,739,710)	$(1,297,109)
Total accumulated earnings/(losses)	$(1,595,045)	$(1,026,557)

At November 30, 2007, the Moderate Duration Fund and the Short-Term Fund had accumulated capital loss carryforwards of $1,739,710 and $1,297,109, respectively, of which $0 and $525,317, respectively, expire in the year 2011, $1,578,550 and $326,612, respectively, expire in the year 2012, $0 and $183,103, respectively, expire in the year 2013, $161,160 and $218,276, respectively, expire in the year 2014 and $0 and $43,801, respectively, expire in the year 2015.  To the extent the Funds realize future net capital gains, those gains will be offset by any available capital loss carryforward.

The tax character of distributions paid during the six months ended May 31, 2008 and the year ended November 30, 2007 was as follows:

	Moderate Duration Fund		Short-Term Fund
	May 31, 2008	Nov. 30, 2007	May 31, 2008	Nov. 30, 2007
Ordinary income	$211,506	$522,315	$1,082,614	$2,383,252

Ordinary income distributions may include dividends paid from short-term capital gains.

Note 9 – Other Tax Information
For the year ended November 30, 2007, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds.  For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2007 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

PIA Funds
Notice to Shareholders – May 31, 2008
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2007
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Board Review of Advisory Agreement
(Unaudited)

At a meeting held on December 12, 2007, the Board, all of whom are independent and not interested persons of any adviser, the Distributor or any major service provider to the funds, considered and approved the continuance of the Advisory Agreement for the Pacific Income Advisers (“PIA”) Moderate Duration Bond Fund and the PIA Short-Term Securities Fund for an additional one-year term.  Prior to the meeting, the Independent Trustees had requested detailed information from the Adviser and the Administrator regarding the Funds.  This information, together with the information provided to the Independent Trustees since each Fund’s inception, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Funds as well as, the qualifications, experience and responsibilities of the portfolio managers and other key personnel at the Adviser involved in the day-to-day activities of the Funds, including administration, marketing and compliance.  The Board noted the Adviser’s commitment to responsible Fund growth.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the relationship between the Adviser and the Board, as well as the Board’s knowledge of the Adviser’s operations, and noted that the Board had met with the Adviser from time to time in person to discuss various marketing and compliance topics.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its obligations under the Advisory Agreement and that the nature, overall quality, cost and extent of such investment advisory services were satisfactory.

2.
EACH FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees reviewed the short-term and long-term performance of the Funds on both an absolute basis and in comparison to the respective peer groups (intermediate investment grade for PIA Moderate Duration Bond Fund and short U.S. Government for PIA Short-Term Securities Fund), as compiled by Lipper, Inc. (an independent ranking and analytical organization that had independently selected funds that Lipper believed were appropriate for comparison purposes), and the Funds’ benchmark indices.

PIA Moderate Duration Bond Fund – The Board noted the Fund’s year-to-date, one-year, three-year and five-year performance returns for the periods ending October 31, 2007.  In particular, the Board noted that the Fund’s performance for each of these periods was above the median of its peer group.  The Fund also outperformed its benchmark index, the Lehman Brothers Aggregate Bond Index, for the one-year and three-year periods ending October 31, 2007, though it underperformed its benchmark for the year-to-date and five-year periods ending October 31, 2007.  The Board further noted that the Fund was ranked in the first quartile for the year-to-date, one-year and three-year periods, and in the second quartile for the five-year period, ending October 31, 2007.  The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for

PIA Funds
Board Review of Advisory Agreement (continued)
(Unaudited)

the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions.  The Trustees also noted that during the course of the prior year they had met with the Adviser in person to discuss various performance topics and had been satisfied with the Adviser’s reports. The Board concluded that the Adviser’s performance overall was satisfactory under current market conditions.

PIA Short-Term Securities Fund – The Board noted the Fund’s year-to-date, one-year, three-year, five-year and ten-year performance returns for the periods ending October 31, 2007.  In particular, the Board noted that the Fund’s performance was above the median of its peer group for each of these periods.  The Fund also outperformed its benchmark index, the Merrill Lynch 1-Year U.S. Treasury Note Index, for the five-year and ten-year periods ending October 31, 2007, though it underperformed its benchmark for the year-to-date, one-year and three-year periods ending October 31, 2007.  The Board also noted that the Fund was ranked in the first quartile among its peer group for the three-year period, and in the second quartile among its peer group for the year-to-date, one-year, five-year and ten-year periods, ending October 31, 2007.  The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions.  The Trustees also noted that during the course of the prior year they had met with the Adviser in person to discuss various performance topics and had been satisfied with the Adviser’s reports. The Board concluded that the Adviser’s performance overall was highly satisfactory under current market conditions.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEES UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed and compared each Fund’s fees and expenses to those funds in their respective peer group, all expense waivers and reimbursements, as well as the fees and expenses for similar types of accounts managed by the Adviser.  The Board viewed such information as a whole as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds.

PIA Moderate Duration Bond Fund – The Trustees noted that the Fund’s gross contractual investment advisory fee was below the peer group average.  The Board also considered the Fund’s total expense ratio, noting that although the Fund’s total expense ratio was above the peer group average, the Adviser had voluntarily agreed to maintain an annual expense ratio of 0.50% and that the Fund’s total expense ratio was below its peer group average after considering the Adviser’s voluntary expense reimbursements and fee waivers.  The Board reviewed the contractual rate of the advisory fee, including voluntary waivers, and concluded that the advisory fee structure was less than the fees charged by the Adviser to its other investment management clients with similar investment policies.  It was also noted that the Fund’s Rule 12b-1 fees of 0.10% were at an acceptable level.  After taking into account this information and considering all waivers and reimbursements, the Board concluded that the advisory fee was fair and reasonable.

PIA Short-Term Securities Fund – The Board noted that the Fund’s gross contractual investment advisory fee was below the peer group average.  The Board also considered the Fund’s total expense ratio, noting that it was also below the peer group average.  The Board further noted that the Adviser had voluntarily agreed to maintain

PIA Funds
Board Review of Advisory Agreement (continued)
(Unaudited)

an annual expense ratio of 0.35%.  The Board also noted that, in order to keep the Fund operating within the current voluntary expense limitation, the Adviser had reimbursed the Fund for a portion of its operating expenses in addition to waivers of its advisory fee. The Board reviewed the contractual rate of the advisory fee, including voluntary waivers, and concluded that the advisory fee structure was less than the fees charged by the Adviser to its other investment management clients with similar investment policies.  The Board also noted that the Fund’s Rule 12b-1 fee accrual of 0.05% (which was reduced to 0.00% as of March 31, 2008) was at an acceptable level. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the advisory fee was fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether the Funds were experiencing economies of scale and concluded that all effective economies of scale for the Funds at each Fund’s current asset levels were being shared by the Adviser in the form of controlling operating expenses.  The Board considered that each Fund was expected to realize additional economies of scale as Fund assets continued to grow.  Noting that the Adviser was continuing to voluntarily subsidize the Funds, the Board determined to revisit the issue of economies of scale at a later date.  The Board also noted that, although the Funds did not have advisory fee breakpoints, current asset levels did not warrant the introduction of breakpoints at this time.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct and indirect benefits to the Adviser from advising the Funds.  The Board considered that the Adviser benefits from positive reputational value in advising the Funds.  The Board noted that the Adviser had subsidized and was continuing to subsidize a portion of each Fund’s operating expenses, including the advisory fee.  The Board also considered the Adviser’s estimate of the asset level at which the Funds would reach break even levels by covering allocated overhead costs.  After its review, the Board determined that the profitability to the Adviser from the Advisory Agreement was not excessive and that the Adviser had maintained adequate profit levels to support the services to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including advisory fees, were fair and reasonable to the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund.  The Board (all the Trustees of which are Independent Trustees) therefore determined that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.  The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees did not change.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  7/25/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  7/25/08

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  7/25/08

* Print the name and title of each signing officer under his or her signature.